Provision for Silicosis Settlement (Tables)	12 Months Ended
Jun. 30, 2018
Other provisions, contingent liabilities and contingent assets [Abstract]
Reconciliation of the Total Provision for the Silicosis Settlement
The following is a reconciliation of the total liability for environmental rehabilitation:

	US dollar
Figures in million	2018	2017

Provision raised for future rehabilitation

Balance at beginning of year	201	148
Change in estimate - Balance sheet	(13)	(1)
Change in estimate - Income statement	5	(1)
Utilisation of provision	(7)	(7)
Time value of money and inflation component of rehabilitation costs	15	13
Acquisitions[1]	57	35
Translation	(18)	14

Total provision for environmental rehabilitation	240	201

[1] The 2018 acquisition relates to the Moab Khotsong operations (refer to note 14). The 2017 acquisition relates to Hidden Valley.
The following is a reconciliation of the total provision for the silicosis settlement:

	US dollar
Figures in million	2018	2017

Provision raised for settlement

Balance at beginning of year	70	—
Initial recognition	—	70
Change in estimate	(5)	—
Time value of money and inflation component	6	—
Translation loss	(4)	—

Total provision for silicosis settlement	67	70

Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions
The impact of a reasonable change in certain key assumptions would increase or decrease the provision amount by the following amounts:

	US dollar
Figures in million	2018	2017

Effect of an increase in the assumption:

Change in benefit take-up rate[1]	5	6
Change in silicosis prevalence[2]	5	6
Change in disease progression rates[3]	2	3

Effect of a decrease in the assumption:

Change in benefit take-up rate[1]	(5)	(6)
Change in silicosis prevalence[2]	(5)	(6)
Change in disease progression rates[3]	(2)	(3)

[1] Change in benefit take-up rate: the take-up rate does not affect the legal cost allocation, but a 10% change results in a proportionate change in the other values.
[2] Change in the silicosis prevalence: the assumptions that will result in a change in the estimated number of cases are either a 10% change in the assumed labour number or a 10% change in the disease risk.
[3] Change in disease progression rates: a one year shorter/longer disease progression period was used. This assumption is not applicable to the dependant or TB classes.